Restricted Net Assets - Additional Information (Details) - China - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Net Assets [Line Items]
Minimum required percentage of statutory reserves	10.00%
Percentage of statutory reserves to respective registered capital	50.00%
Statutory reserves	$ 0	$ 0	$ 0
Restricted amount by subsidiaries	$ 155,858,000	$ 90,952,000